leases (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income from subleasing right-of-use lease assets
Co-location sublet revenue included in operating service revenues	$ 5	$ 4	$ 9	$ 12
Other sublet revenue included in other income	2	1	3	2
Lease payments	$ 143	$ 140	$ 282	$ 280